CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUES
Sales Revenue Net	$ 27,470	$ 34,367	$ 64,682
OPERATING COSTS
Cost of goods and services sold	(11,388)	(14,413)	(21,113)
GROSS PROFIT	16,082	19,954	43,569
OPERATING EXPENSES
Product development and engineering expenses	(1,471)	(1,956)	(7,301)
Selling and marketing expenses	(8,377)	(10,079)	(21,589)
General and administrative expenses	(13,384)	(18,101)	(31,780)
Bad debt expense (Notes 13 and 14)	(169)	(1,820)	(1,639)
Impairment loss on property, plant and equipment			(278)
Impairment loss on goodwill (Notes 7 and 10)	(12,489)	(5,097)	(2,255)
Impairment loss on intangible assets (Note 10)	(15)	(2,583)	(1,330)
Impairment loss on prepaid licensing and royalty fees (Notes 9 and 10)	(702)	(247)	(870)
Impairment loss on deconsolidation of T2CN (Note 5)			(22,234)
Other	(49)		(1,989)
Operating Expenses	(36,656)	(39,883)	(91,265)
LOSS FROM OPERATIONS	(20,574)	(19,929)	(47,696)
NON-OPERATING INCOME (EXPENSES)
Interest income	283	762	956
Gain on sales of marketable securities (Notes 12 and 15)	5,665	6,299
Interest expense	(247)	(426)	(370)
Foreign exchange gain (loss)	434	(365)	(606)
Loss on disposal of property, plant and equipment	(208)	(49)	(125)
Gain (loss) on equity method investments - net (Note 16)	234	(47,869)	(20,770)
Impairment loss on marketable securities and investments (Note 10)	(1,193)	(13,327)	(4,677)
Recovery of loss on termination of third-party contract (Notes 4 and 10)		2,012
Gain on fair value changes of warrant derivative (Note 10)			2,595
Other	201	518	221
Nonoperating Income (Expense)	7,649	(47,706)	56,364
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(12,925)	(67,635)	8,668
INCOME TAX (EXPENSE) BENEFIT (Note 25)	(671)	245	(7,260)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(13,596)	(67,390)	1,408
LOSS FROM DISCONTINUED OPERATIONS - NET OF TAX (Note 6)	(2,521)	(4,188)	(128)
NET INCOME (LOSS)	(16,117)	(71,578)	1,280
LESS: NET LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTEREST AND SUBSIDIARY PREFERRED SHARES	827	366	1,370
NET INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA	(15,290)	(71,212)	2,650
NET INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA:
Income (loss) from continuing operations - net of tax	(12,769)	(67,024)	2,778
Loss from discontinued operations - net of tax	(2,521)	(4,188)	(128)
NET INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA	(15,290)	(71,212)	2,650
Basic:
Income (loss) from continuing operations	$ (0.25)	$ (1.23)	$ 0.05
Loss from discontinued operations	$ (0.05)	$ (0.08)
Net income (loss)	$ (0.30)	$ (1.31)	$ 0.05
Diluted:
Income (loss) from continuing operations	$ (0.25)	$ (1.23)	$ 0.04
Loss from discontinued operations	$ (0.05)	$ (0.08)
Net income (loss)	$ (0.30)	$ (1.31)	$ 0.04
WEIGHTED AVERAGE SHARES USED TO COMPUTE EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO GIGAMEDIA (Note 2)
Basic	50,720	54,268	55,834
Diluted	50,720	54,268	59,291
Gaming software and service
OPERATING REVENUES
Sales Revenue Net			25,820
OPERATING COSTS
Cost of goods and services sold			(4,010)
Asian online game and service
OPERATING REVENUES
Sales Revenue Net	27,470	34,367	38,862
OPERATING COSTS
Cost of goods and services sold	(11,388)	(14,413)	(17,103)
T2CN
NON-OPERATING INCOME (EXPENSES)
Gain on deconsolidation		4,739
Gaming software and service business
NON-OPERATING INCOME (EXPENSES)
Gain on deconsolidation	$ 2,480		$ 79,140